UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of March 31, 2014 (Unaudited)

Principal Amount		Value

	COMMERCIAL PAPER – 29.0%
$3,600,000	Ameren Corp. 0.203%, 4/1/2014	$3,600,000
4,000,000	Cox Enterprises, Inc. 0.304%, 4/24/2014	3,999,233
3,556,000	Dairy Farmers of America, Inc. 0.243%, 4/1/2014	3,556,000
3,500,000	Enbridge, Inc. 0.274%, 4/11/2014	3,499,738
4,000,000	ENI Finance, Inc. 0.274%, 4/7/2014	3,999,820
3,500,000	Experian Finance PLC 0.304%, 4/7/2014	3,499,825
3,500,000	Noble Corp. 0.233%, 4/1/2014	3,500,000
	TOTAL COMMERCIAL PAPER (Cost $25,654,616)	25,654,616

	CORPORATE BONDS – 37.1%
3,000,000	Fifth Third Bank 0.746%, 11/18/20161, 2	3,013,209
4,000,000	General Electric Capital Corp. 6.900%, 9/15/2015	4,333,696
4,500,000	HSBC Bank USA N.A. 4.625%, 4/1/2014	4,501,501
4,500,000	Mizuho Securities USA, Inc. 0.735%, 12/10/20142, 3	4,500,212
4,500,000	Morgan Stanley 1.185%, 12/19/20142	4,519,480
4,000,000	Rio Tinto Finance USA PLC 0.785%, 6/19/20152, 4	4,014,068
3,663,000	Toyota Motor Credit Corp. 0.750%, 3/3/20171, 2	3,648,791
4,293,000	Wachovia Corp. 0.576%, 10/28/20152	4,295,486
	TOTAL CORPORATE BONDS (Cost $32,772,639)	32,826,443

	U.S. GOVERNMENT AGENCIES – 17.0%
	Federal Home Loan Banks
5,000,000	0.500%, 1/8/20161	5,000,370
5,000,000	1.010%, 1/30/20171	5,002,540
5,000,000	1.150%, 4/17/20171	4,997,665
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $14,998,250)	15,000,575

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2014 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS – 0.1%
	PUT OPTIONS – 0.1%
	CBOT 10-Year U.S. Treasury Note Futures
165	Exercise Price: $123.00, Expiration Date: April 25, 2014	$72,188
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $44,246)	72,188

Number of Shares

	SHORT-TERM INVESTMENTS – 0.0%
25,229	Fidelity Institutional Money Market Portfolio, 0.048%5	25,229
	TOTAL SHORT-TERM INVESTMENTS (Cost $25,229)	25,229

	TOTAL INVESTMENTS – 83.2% (Cost $73,494,980)	73,579,051
	Other Assets in Excess of Liabilities6 – 16.8%	14,821,739

	TOTAL NET ASSETS – 100.0%	$88,400,790

PLC – Public Limited Company

1	Callable.
2	Variable, floating or step rate security.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

4	Foreign security denominated in U.S. Dollars.
5	The rate is the annualized seven-day yield at period end.
6	Includes appreciation (depreciation) on futures contracts and written options contracts.

See accompanying Notes to Schedule of Investments.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2014 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Value At Trade Date	Value At March 31, 2014	Unrealized Appreciation (Depreciation)
Bond Futures
CBOT 2-Year U.S. Treasury Note	June 2014	14	$3,077,937	$3,073,875	$(4,062)
CBOT 5-Year U.S. Treasury Note	June 2014	18	2,154,492	2,141,156	(13,336)
CBOT 10-Year U.S. Treasury Note	June 2014	485	60,404,938	59,897,500	(507,438)
CBOT U.S. Long Bond	June 2014	41	5,453,148	5,461,969	8,821
CBOT U.S. Ultra Bond	June 2014	5	714,649	722,344	7,695
Eurex 5-Year Euro BOBL	June 2014	61	7,640,328	7,647,570	7,242
Eurex 10-Year Euro BUND	June 2014	246	35,130,092	35,271,480	141,388
Eurex 30-Year Euro BUXL	June 2014	5	641,265	644,900	3,635
Eurex Euro-BTP Italian Bond Index	June 2014	7	834,636	851,970	17,334
Eurex French Government Bond	June 2014	14	1,886,921	1,907,780	20,859
Eurex Short Term Euro-BTP Italian Bond Index	June 2014	7	769,940	773,850	3,910
LIFFE Long Gilt Government Bond	June 2014	189	20,558,084	20,701,170	143,086
MSE 10-Year Canadian Bond	June 2014	38	4,932,209	4,937,340	5,131
OSE 10-Year Japanese Treasury Bond	June 2014	13	18,817,068	18,800,600	(16,468)
PMI 10-Year Swedish Government Bond	June 2014	15	20,122,674	20,131,500	8,826
SGX Japanese Government Bond	June 2014	44	6,371,489	6,363,720	(7,769)
Commodity Futures
CBOT Corn	May 2014	44	1,066,825	1,104,400	37,575
CBOT Corn	July 2014	12	293,863	304,050	10,187
CBOT Soybean	May 2014	66	4,580,362	4,831,200	250,838
CBOT Soybean	July 2014	8	537,238	571,800	34,562
CBOT Soybean	November 2014	2	115,962	118,725	2,763
CBOT Soybean Meal	May 2014	44	1,914,270	2,108,920	194,650
CBOT Soybean Meal	July 2014	4	163,920	185,440	21,520
CBOT Soybean Meal	December 2014	2	72,780	75,100	2,320
CBOT Wheat	May 2014	29	992,874	1,011,012	18,138
CME Lean Hogs	April 2014	5	193,230	252,000	58,770
CME Lean Hogs	June 2014	8	386,200	406,960	20,760
CME Live Cattle	April 2014	34	1,949,630	1,983,560	33,930
CME Live Cattle	June 2014	25	1,363,880	1,375,000	11,120
CME Live Cattle	August 2014	2	108,180	107,640	(540)
CME Cattle Feeder	May 2014	2	178,138	177,850	(288)
CMX Copper	May 2014	1	75,801	75,638	(163)
CMX Gold	June 2014	23	3,083,600	2,952,740	(130,860)
CMX Silver	May 2014	1	110,255	98,760	(11,495)
EOP Mill Wheat	May 2014	5	52,661	51,938	(723)
ICE Brent Crude Oil	May 2014	4	428,780	430,600	1,820
ICE Brent Crude Oil	April 2014	42	4,545,530	4,525,920	(19,610)
ICE Gasoil	April 2014	9	817,925	804,600	(13,325)
ICE Gasoil	May 2014	7	628,200	626,500	(1,700)
KCBT Hard Red Winter Wheat	May 2014	1	39,675	38,200	(1,475)
LIFFE Cocoa	May 2014	11	199,322	205,370	6,048
LIFFE Cocoa	July 2014	1	18,323	18,640	317
LIFFE Robusta Coffee	May 2014	2	39,380	41,880	2,500
LIFFE Robusta Coffee	July 2014	1	17,780	20,840	3,060
LME Nickel	May 2014	1	92,336	95,346	3,010
LME Nickel	June 2014	4	378,716	381,600	2,884
LME Primary Aluminum	May 2014	3	130,962	132,619	1,657
LME Zinc	May 2014	2	103,387	98,750	(4,637)
LME Zinc	June 2014	12	598,263	594,600	(3,663)
MDE Crude Palm Oil	June 2014	2	133,721	131,700	(2,021)
NYBOT Cocoa	May 2014	9	262,670	265,950	3,280
NYBOT Cocoa	July 2014	11	324,880	326,480	1,600
NYBOT Coffee 'C'	May 2014	3	219,131	200,137	(18,994)
NYBOT Coffee 'C'	July 2014	1	78,262	67,500	(10,762)
NYBOT Cotton #2	May 2014	6	271,285	280,560	9,275
NYBOT Cotton #2	July 2014	3	134,230	140,325	6,095
NYBOT FCOJ-A	May 2014	2	45,105	46,500	1,395
NYMEX Heating Oil	April 2014	26	3,192,013	3,199,342	7,329
NYMEX Heating Oil	May 2014	1	122,572	122,816	244
NYMEX Natural Gas	April 2014	54	2,393,670	2,360,340	(33,330)
NYMEX Natural Gas	May 2014	7	314,230	308,280	(5,950)
NYMEX Palladium	June 2014	2	150,845	155,420	4,575
NYMEX RBOB Gasoline	April 2014	10	1,229,869	1,225,518	(4,351)
NYMEX WTI Crude	April 2014	46	4,612,580	4,672,680	60,100
NYMEX WTI Crude	May 2014	2	196,320	201,640	5,320
Currency Futures
CME Australian Dollar	June 2014	65	5,833,380	5,996,250	162,870
CME British Pound	June 2014	236	24,513,479	24,576,450	62,971

Long Contracts (Continued)	Expiration Date	Number of Contracts	Value At Trade Date	Value At March 31, 2014	Unrealized Appreciation (Depreciation)
Currency Futures (Continued)
CME Canadian Dollar	June 2014	18	$1,625,010	$1,626,660	$1,650
CME Euro	June 2014	201	34,792,181	34,607,175	(185,006)
CME Mexican Peso	June 2014	12	454,853	456,900	2,047
CME New Zealand Dollar	June 2014	150	12,658,395	12,928,500	270,105
CME Norwegian Krone	June 2014	16	5,354,720	5,328,640	(26,080)
CME Swiss Franc	June 2014	24	3,425,531	3,395,400	(30,131)
Index Futures
CBOT E-Mini DJIA Index	June 2014	28	2,272,475	2,292,220	19,745
CME E-Mini NASDAQ 100 Index	June 2014	64	4,673,158	4,590,400	(82,758)
CME E-Mini S&P 500® Index	June 2014	153	14,176,062	14,264,190	88,128
CME E-Mini S&P MidCap 400 Index	June 2014	4	548,840	549,960	1,120
EOE Amsterdam Index	April 2014	32	2,469,477	2,582,400	112,923
EOP CAC 40 Index	April 2014	75	3,206,936	3,293,250	86,314
Eurex DAX Index	June 2014	23	5,287,761	5,512,238	224,477
Eurex Euro STOXX 50 Index	June 2014	146	4,342,109	4,526,000	183,891
HKG Hang Seng Index	April 2014	1	1,105,195	1,107,000	1,805
LIFFE FTSE 100 Index	June 2014	44	2,885,718	2,879,140	(6,578)
MDE FTSE Bursa Malaysia KLCI Index	April 2014	1	92,344	92,475	131
MIL FTSE per MIB Index	June 2014	36	3,665,748	3,852,000	186,252
MSE S&P per TSX 60 Index	June 2014	36	5,852,731	5,889,600	36,869
NYF Russell 2000 Mini Index	June 2014	22	2,585,590	2,575,100	(10,490)
NYSE LIFFE MSCI EAFE Mini Index	June 2014	3	275,810	284,250	8,440
OSE Nikkei 225 Index	June 2014	5	753,154	741,500	(11,654)
SAFEX FTSE per JSE Top 40 Index	June 2014	17	7,358,446	7,373,920	15,474
SFE SPI 200 Index	June 2014	7	938,680	943,775	5,095
SGX MSCI Singapore Index	April 2014	1	71,273	71,480	207
SGX MSCI Taiwan Index	April 2014	40	1,223,780	1,249,200	25,420
SGX Nikkei 225 Index	June 2014	10	749,602	736,500	(13,102)
SGX S&P CNX Nifty Index	April 2014	16	213,651	216,128	2,477
SSE OMXS30 Index	April 2014	103	13,870,900	13,920,450	49,550
TSE TOPIX Index	June 2014	3	367,768	360,900	(6,868)
Interest Rate Futures
CME 3-Month Eurodollar	June 2014	14	3,490,700	3,491,425	725
CME 3-Month Eurodollar	September 2014	30	7,475,075	7,479,750	4,675
CME 3-Month Eurodollar	December 2014	42	10,458,300	10,466,400	8,100
CME 3-Month Eurodollar	March 2015	34	8,455,725	8,462,600	6,875
CME 3-Month Eurodollar	June 2015	32	7,950,450	7,948,400	(2,050)
CME 3-Month Eurodollar	September 2015	29	7,194,288	7,185,838	(8,450)
CME 3-Month Eurodollar	December 2015	22	5,446,413	5,436,475	(9,938)
CME 3-Month Eurodollar	March 2016	15	3,703,613	3,695,625	(7,988)
CME 3-Month Eurodollar	June 2016	10	2,463,200	2,456,125	(7,075)
CME 3-Month Eurodollar	September 2016	4	982,412	979,500	(2,912)
LIFFE 2-Year Euro Swap Note	June 2014	1	110,878	110,940	62
LIFFE 3-Month Euro Euribor	June 2014	12	2,990,646	2,991,300	654
LIFFE 3-Month Euro Euribor	September 2014	4	996,907	997,200	293
LIFFE 3-Month Euro Euribor	March 2015	4	996,955	996,800	(155)
LIFFE 3-Month Euro Euribor	June 2015	8	1,991,802	1,992,800	998
LIFFE 3-Month Euro Euribor	September 2015	13	3,234,310	3,236,513	2,203
LIFFE 3-Month Euro Euribor	December 2015	17	4,224,420	4,229,600	5,180
LIFFE 3-Month Euro Euribor	March 2016	19	4,715,996	4,723,637	7,641
LIFFE 3-Month Euro Euribor	June 2016	22	5,454,750	5,464,250	9,500
LIFFE 3-Month Euro Euribor	September 2016	17	4,209,697	4,217,700	8,003
LIFFE 3-Month Euro Euribor	December 2016	6	1,483,932	1,486,875	2,943
LIFFE 3-Month Euro Euribor	March 2017	1	247,485	247,537	52
LIFFE 90-Day Sterling	June 2014	19	2,361,946	2,362,175	229
LIFFE 90-Day Sterling	September 2014	36	4,471,967	4,472,550	583
LIFFE 90-Day Sterling	December 2014	50	6,203,874	6,202,500	(1,374)
LIFFE 90-Day Sterling	March 2015	40	4,957,082	4,952,000	(5,082)
LIFFE 90-Day Sterling	June 2015	16	1,979,595	1,976,200	(3,395)
LIFFE 90-Day Sterling	September 2015	4	494,016	492,850	(1,166)
LIFFE 90-Day Sterling	December 2015	2	246,533	245,825	(708)
MSE 3-Month Canadian Bankers' Acceptance	September 2014	2	493,926	493,700	(226)
MSE 3-Month Canadian Bankers' Acceptance	March 2015	13	3,206,421	3,207,100	679
MSE 3-Month Canadian Bankers' Acceptance	June 2015	8	1,971,709	1,971,800	91
SFE 90-Day Australian Bank Accepted Bill	June 2014	10	9,736,203	9,736,000	(203)
SFE 90-Day Australian Bank Accepted Bill	September 2014	7	6,813,258	6,813,100	(158)
SFE 90-Day Australian Bank Accepted Bill	December 2014	16	15,559,978	15,560,000	22
SFE 90-Day Australian Bank Accepted Bill	March 2015	12	11,654,085	11,654,400	315
SFE 90-Day Australian Bank Accepted Bill	June 2015	5	4,849,036	4,848,000	(1,036)
TFX 3-Month Euroyen	September 2014	3	74,857,464	74,857,500	36
TFX 3-Month Euroyen	December 2014	8	199,618,741	199,620,000	1,259
TFX 3-Month Euroyen	March 2015	9	224,583,108	224,583,750	642
TFX 3-Month Euroyen	June 2015	9	224,572,391	224,572,500	109
			1,283,023,545	1,284,581,401	1,557,856

Short Contracts	Expiration Date	Number of Contracts	Value At Trade Date	Value At March 31, 2014	Unrealized Appreciation (Depreciation)
Bond Futures
CBOT 2-Year U.S. Treasury Note	June 2014	(1)	$(219,469)	$(219,563)	$(94)
CBOT 5-Year U.S. Treasury Note	June 2014	(8)	(954,000)	(951,625)	2,375
CBOT 10-Year U.S. Treasury Note	June 2014	(3)	(372,781)	(370,500)	2,281
Eurex 2-Year Euro SCHATZ	June 2014	(8)	(882,521)	(883,320)	(799)
Eurex 10-Year Euro BUND	June 2014	(45)	(6,428,450)	(6,452,100)	(23,650)
MSE 10-Year Canadian Bond	June 2014	(308)	(39,914,033)	(40,018,440)	(104,407)
SFE 3-Year Australian Bond	June 2014	(26)	(2,520,120)	(2,520,700)	(580)
SFE 10-Year Australian Bond	June 2014	(107)	(10,267,655)	(10,262,370)	5,285
TSE 10-Year Japanese Treasury Bond	June 2014	(20)	(28,945,409)	(28,924,000)	21,409
Commodity Futures
CBOT Corn	May 2014	(18)	(434,175)	(451,800)	(17,625)
CBOT Corn	September 2014	(2)	(45,100)	(50,200)	(5,100)
CBOT Corn	December 2014	(3)	(68,425)	(74,738)	(6,313)
CBOT Corn	March 2015	(4)	(96,988)	(101,000)	(4,012)
CBOT Soybean	March 2015	(1)	(58,150)	(59,812)	(1,662)
CBOT Soybean Oil	May 2014	(22)	(548,694)	(533,544)	15,150
CBOT Soybean Oil	July 2014	(3)	(76,440)	(73,134)	3,306
CBOT Soybean Oil	December 2014	(2)	(49,854)	(47,808)	2,046
CBOT Wheat	May 2014	(5)	(155,487)	(174,312)	(18,825)
CBOT Wheat	July 2014	(1)	(34,525)	(35,075)	(550)
CBOT Wheat	September 2014	(1)	(35,112)	(35,437)	(325)
CBOT Wheat	December 2014	(3)	(96,575)	(107,700)	(11,125)
CBOT Wheat	March 2015	(3)	(101,387)	(108,825)	(7,438)
CMX Copper	May 2014	(44)	(3,265,650)	(3,328,050)	(62,400)
CMX Gold	June 2014	(5)	(661,670)	(641,900)	19,770
CMX Silver	May 2014	(7)	(725,790)	(691,320)	34,470
ICE Gasoil	April 2014	(1)	(90,000)	(89,400)	600
ICE Gasoil	May 2014	(4)	(359,075)	(358,000)	1,075
KCBT Hard Red Winter Wheat	May 2014	(1)	(34,263)	(38,200)	(3,937)
LIFFE White Sugar	April 2014	(2)	(43,325)	(47,420)	(4,095)
LME Copper	May 2014	(2)	(326,792)	(332,725)	(5,933)
LME Copper	June 2014	(8)	(1,298,450)	(1,329,900)	(31,450)
LME Lead	May 2014	(1)	(50,800)	(51,475)	(675)
LME Lead	June 2014	(14)	(712,254)	(723,100)	(10,846)
LME Primary Aluminum	June 2014	(50)	(2,195,455)	(2,225,938)	(30,483)
MGE Red Wheat	May 2014	(3)	(97,899)	(111,412)	(13,513)
NYBOT Coffee 'C'	May 2014	(2)	(107,962)	(133,425)	(25,463)
NYBOT Cotton #2	May 2014	(2)	(88,971)	(93,520)	(4,549)
NYBOT Sugar #11	April 2014	(34)	(638,109)	(676,682)	(38,573)
NYBOT Sugar #11	June 2014	(6)	(118,978)	(121,834)	(2,856)
NYMEX Heating Oil	July 2014	(1)	(125,538)	(122,779)	2,759
NYMEX Heating Oil	August 2014	(1)	(122,371)	(122,774)	(403)
NYMEX Natural Gas	June 2014	(1)	(44,360)	(44,440)	(80)
NYMEX Natural Gas	July 2014	(1)	(44,360)	(44,420)	(60)
NYMEX Platinum	July 2014	(1)	(70,205)	(71,040)	(835)
NYMEX RBOB Gasoline	April 2014	(5)	(611,260)	(612,759)	(1,499)
NYMEX RBOB Gasoline	May 2014	(1)	(121,350)	(121,947)	(597)
WCE Canola	May 2014	(7)	(59,216)	(63,182)	(3,966)
Currency Futures
CME Australian Dollar	June 2014	(91)	(8,176,560)	(8,394,750)	(218,190)
CME British Pound	June 2014	(51)	(5,293,463)	(5,311,013)	(17,550)
CME Canadian Dollar	June 2014	(149)	(13,380,959)	(13,465,130)	(84,171)
CME Japanese Yen	June 2014	(246)	(29,903,425)	(29,802,900)	100,525
CME South African Rand	June 2014	(6)	(270,900)	(281,550)	(10,650)
CME Swedish Krona	June 2014	(33)	(10,325,780)	(10,184,460)	141,320
FNX United States Dollar	June 2014	(1)	(79,460)	(80,254)	(794)
Index Futures
CBOE Volatility Index	April 2014	(1)	(16,140)	(15,150)	990
CME S&P 500® Index	June 2014	(3)	(1,395,488)	(1,398,450)	(2,962)
Eurex Euro STOXX 50 Index	June 2014	(44)	(1,361,607)	(1,364,000)	(2,393)
Eurex VSTOXX Mini Index	April 2014	(3)	(5,630)	(5,355)	275
HKG Hang Seng China Enterprises Index	April 2014	(9)	(4,510,221)	(4,536,450)	(26,229)
HKG Hang Seng Index	April 2014	(11)	(12,154,620)	(12,177,000)	(22,380)
LIFFE FTSE 100 Index	June 2014	(12)	(781,221)	(785,220)	(3,999)
MSE S&P per TSX 60 Index	June 2014	(6)	(985,727)	(981,600)	4,127
SFE SPI 200 Index	June 2014	(4)	(535,965)	(539,300)	(3,335)
SGX FTSE China A50 Index	April 2014	(27)	(174,492)	(178,335)	(3,843)
SSE OML Stockholm OMXS30 Index	April 2014	(42)	(5,663,971)	(5,676,300)	(12,329)
TSE TOPIX Index	June 2014	(22)	(2,661,567)	(2,646,600)	14,967
Interest Rate Futures
CME 3-Month Eurodollar	March 2015	(2)	(497,625)	(497,800)	(175)
CME 3-Month Eurodollar	June 2015	(7)	(1,738,201)	(1,738,713)	(512)
CME 3-Month Eurodollar	September 2015	(7)	(1,733,837)	(1,734,512)	(675)
CME 3-Month Eurodollar	December 2015	(9)	(2,223,100)	(2,224,013)	(913)

Short Contracts (Continued)	Expiration Date	Number of Contracts	Value At Trade Date	Value At March 31, 2014	Unrealized Appreciation (Depreciation)
Interest Rate Futures (Continued)
CME 3-Month Eurodollar	March 2016	(11)	$(2,708,888)	$(2,710,125)	$(1,237)
CME 3-Month Eurodollar	June 2016	(1)	(245,612)	(245,612)	-
CME 3-Month Eurodollar	September 2016	(1)	(244,838)	(244,875)	(37)
LIFFE 3-Month Euro Euribor	June 2014	(1)	(249,206)	(249,275)	(69)
LIFFE 3-Month Euro Euribor	September 2014	(3)	(747,487)	(747,900)	(413)
LIFFE 3-Month Euro Euribor	December 2014	(1)	(249,263)	(249,263)	-
LIFFE 3-Month Euro Euribor	March 2015	(3)	(747,152)	(747,600)	(448)
LIFFE 3-Month Euro Euribor	June 2015	(7)	(1,742,771)	(1,743,700)	(929)
LIFFE 3-Month Euro Euribor	September 2015	(6)	(1,493,259)	(1,493,775)	(516)
LIFFE 3-Month Euro Euribor	December 2015	(6)	(1,492,026)	(1,492,800)	(774)
LIFFE 3-Month Euro Euribor	March 2016	(5)	(1,242,683)	(1,243,062)	(379)
LIFFE 3-Month Euro Euroswiss	June 2014	(1)	(250,050)	(250,050)	-
LIFFE 90-Day Sterling	September 2015	(9)	(1,109,517)	(1,108,913)	604
LIFFE 90-Day Sterling	December 2015	(16)	(1,969,037)	(1,966,600)	2,437
LIFFE 90-Day Sterling	March 2016	(18)	(2,208,612)	(2,207,362)	1,250
LIFFE 90-Day Sterling	June 2016	(6)	(734,833)	(734,250)	583
LIFFE 90-Day Sterling	September 2016	(5)	(611,250)	(610,750)	500
LIFFE 90-Day Sterling	December 2016	(1)	(121,941)	(121,962)	(21)
MSE 3-Month Canadian Bankers' Acceptance	June 2014	(5)	(1,234,431)	(1,234,250)	181
MSE 3-Month Canadian Bankers' Acceptance	September 2014	(7)	(1,727,792)	(1,727,950)	(158)
MSE 3-Month Canadian Bankers' Acceptance	December 2014	(2)	(493,605)	(493,650)	(45)
SFE 3-Month New Zealand Bankers' Acceptance	June 2014	(1)	(965,584)	(965,500)	84
SFE 90-Day Australian Bank Accepted Bill	June 2014	(13)	(12,657,048)	(12,656,800)	248
SFE 90-Day Australian Bank Accepted Bill	September 2014	(90)	(87,597,203)	(87,597,000)	203
SFE 90-Day Australian Bank Accepted Bill	December 2014	(2)	(1,944,910)	(1,945,000)	(90)
SFE 90-Day Australian Bank Accepted Bill	March 2015	(6)	(5,826,907)	(5,827,200)	(293)
SFE 90-Day Australian Bank Accepted Bill	June 2015	(9)	(8,726,310)	(8,726,400)	(90)
SFE 90-Day Australian Bank Accepted Bill	September 2015	(11)	(10,645,420)	(10,644,700)	720
SFE 90-Day Australian Bank Accepted Bill	December 2015	(5)	(4,830,612)	(4,830,500)	112
			(363,007,659)	(363,489,324)	(481,665)
TOTAL FUTURES CONTRACTS			$920,015,886	$921,092,077	$1,076,191

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS
	CALL OPTIONS
	CBOT 10-Year U.S. Treasury Note Futures
(165)	Exercise Price: $126.00, Expiration Date: April 25, 2014	$(2,578)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $15,051)	$(2,578)

See accompanying Notes to Schedule of Investments.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Note 1 – Organization
Ramius Trading Strategies Managed Futures Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective seeks to achieve positive absolute returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S&P 500® Index. The Fund commenced investment operations on September 13, 2011, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

(a) Consolidation of Subsidiary – Ramius Trading Strategies MF Ltd.
The Consolidated Schedule of Investments of the Ramius Trading Strategies Managed Futures Fund includes the account of Ramius Trading Strategies MF Ltd.  The Ramius Trading Strategies Managed Futures Fund may invest up to 25% of its total assets in Ramius Trading Strategies MF Ltd., a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”).  The Subsidiary is advised by Ramius Trading Strategies LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information.  The Subsidiary invests the majority of its assets in limited liability companies or other business entities (each a “Trading Entity” and collectively the “Trading Entities”), the trading of each of which is managed on a discretionary basis by a different third-party commodity trading advisor (a “CTA”) pursuant to such CTA’s commodity-related investment program (a “managed futures program”).  Each Trading Entity is wholly owned by the Subsidiary and thus indirectly wholly owned by the Fund.  The inception date of the Subsidiary was September 20, 2011.  As of March 31, 2014, net assets of the Fund were $88,400,790, of which $19,882,255, or approximately 22.5%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities, including commercial paper, with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2014 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Contracts
The Fund may utilize forward foreign currency contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(d) Futures Contracts
The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges.  The Fund intends primarily to invest in futures contracts and options on them through the Trading Entities.  A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place.  Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2014 (Unaudited)

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded.  In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month).  If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.  The transaction costs also must be included in these calculations.  As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale.  In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(e) Futures Options
The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes.  A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.  In the case of a put option, the opposite is true.  The Fund, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bears the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2014 (Unaudited)

Note 3 – Federal Income Taxes
At March 31, 2014, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$73,494,980

Gross unrealized appreciation	$100,520
Gross unrealized depreciation	(16,449)
Net unrealized appreciation on investments	$84,071

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2014 (Unaudited)

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Commercial Paper	$-	$25,654,616	$-	$25,654,616
Corporate Bonds	-	32,826,443	-	32,826,443
U.S. Government Agencies	-	15,000,575	-	15,000,575
Purchased Options Contracts	-	72,188	-	72,188
Short-Term Investments	25,229	-	-	25,229
Total Investments	$25,229	$73,553,822	$-	$73,579,051
Other Financial Instruments*
Futures Contracts	$3,175,051	$-	$-	$3,175,051
Total Assets	$3,200,280	$73,553,822	$-	$76,754,102

Liabilities
Written Options Contracts	$-	$2,578	$-	$2,578
Other Financial Instruments*
Futures Contracts	$2,098,860	$-	$-	$2,098,860
Total Liabilities	$2,098,860	$2,578	$-	$2,101,438

*
Other financial instruments are derivative instruments such as forward contracts, futures contracts and swap contracts.  Forward contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	5/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	5/29/2014

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/29/2014